Consolidated Statement of Partners' Equity - 6 months ended Jun. 30, 2018 - USD ($) shares in Millions, $ in Millions	Total	Common Units [Member]	Subordinated Units [Member]	General Partner [Member]
Units, Outstanding, beginning of period at Dec. 31, 2017		348.6	135.4
Partners' equity, beginning of period at Dec. 31, 2017	$ 639	$ 1,670	$ (1,043)	$ 12
General partner units, Outstanding, beginning of period at Dec. 31, 2017	9.9			9.9
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income	$ 616	435	169	$ 12
Distributions	(527)	$ (366)	$ (142)	(19)
Units, Outstanding, end of period at Jun. 30, 2018		348.6	135.4
Partners' equity, end of period at Jun. 30, 2018	$ 728	$ 1,739	$ (1,016)	$ 5
General partner units, Outstanding, end of period at Jun. 30, 2018	9.9			9.9